UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA New Income, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

ITEM 1. Schedule of Investments.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCK — 0.0%
INDUSTRIALS — 0.0%
Boart Longyear Ltd. (Cost $630,347)	261,407,903	$1,934,549

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
AGENCY — 0.0%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$394,121	$389,132
Government National Mortgage Association 2012-2 A — 1.862% 6/16/2031	25,040	25,009
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	116,962	116,728
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050(a)	30,784	31,022
		$561,891
AGENCY STRIPPED — 4.8%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044(a)	$7,842,135	$17
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042(a)	18,060	22
Government National Mortgage Association 2009-86 IO — 0.105% 10/16/2049(a)	16,327,896	161,462
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049(a)	13,758,425	112,633
Government National Mortgage Association 2012-45 IO — 0.154% 4/16/2053(a)	11,908,137	227,721
Government National Mortgage Association 2009-105 IO — 0.166% 11/16/2049(a)	10,532,460	77,302
Government National Mortgage Association 2009-71 IO — 0.261% 7/16/2049(a)	3,263,272	43,685
Government National Mortgage Association 2008-8 IO — 0.341% 11/16/2047(a)	8,667,559	59,290
Government National Mortgage Association 2009-49 IO — 0.362% 6/16/2049(a)	10,768,315	106,813
Government National Mortgage Association 2012-125 IO — 0.37% 2/16/2053(a)	74,177,580	1,962,902
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049(a)	2,931,809	49,835
Government National Mortgage Association 2009-60 IO — 0.508% 6/16/2049(a)	7,142,643	72,070
Government National Mortgage Association 2007-77 IO — 0.531% 11/16/2047(a)	21,631,999	327,219
Government National Mortgage Association 2010-123 IO — 0.536% 9/16/2050(a)	6,417,113	116,619
Government National Mortgage Association 2005-9 IO — 0.556% 1/16/2045(a)	1,467,815	13,607
Government National Mortgage Association 2009-30 IO — 0.57% 3/16/2049(a)	5,148,522	141,740
Government National Mortgage Association 2008-24 IO — 0.594% 11/16/2047(a)	486,090	4,154
Government National Mortgage Association 2012-25 IO — 0.637% 8/16/2052(a)	93,555,400	2,367,447
Government National Mortgage Association 2014-157 IO — 0.656% 5/16/2055(a)	152,802,375	6,642,823
Government National Mortgage Association 2015-41 IO — 0.677% 9/16/2056(a)	37,831,662	1,912,636
Government National Mortgage Association 2013-45 IO — 0.682% 12/16/2053(a)	75,458,763	2,011,693
Government National Mortgage Association 2012-58 IO — 0.714% 2/16/2053(a)	220,483,252	7,187,886
Government National Mortgage Association 2012-150 IO — 0.725% 11/16/2052(a)	74,335,885	3,171,407
Government National Mortgage Association 2004-43 IO — 0.74% 6/16/2044(a)	12,653,464	154,685
Government National Mortgage Association 2014-138 IO — 0.746% 4/16/2056(a)	29,641,054	1,530,498
Government National Mortgage Association 2013-125 IO — 0.769% 10/16/2054(a)	22,527,984	842,342
Government National Mortgage Association 2015-86 IO — 0.772% 5/16/2052(a)	71,577,119	3,796,107
Government National Mortgage Association 2012-79 IO — 0.772% 3/16/2053(a)	141,851,255	5,343,069
Government National Mortgage Association 2014-110 IO — 0.774% 1/16/2057(a)	73,622,650	4,055,430
Government National Mortgage Association 2014-77 IO — 0.786% 12/16/2047(a)	60,483,821	2,681,157
Government National Mortgage Association 2013-63 IO — 0.79% 9/16/2051(a)	72,205,641	3,696,192
Government National Mortgage Association 2015-7 IO — 0.792% 1/16/2057(a)	15,904,920	890,551
Government National Mortgage Association 2014-153 IO — 0.796% 4/16/2056(a)	228,732,302	12,342,143
Government National Mortgage Association 2012-114 IO — 0.803% 1/16/2053(a)	50,511,039	2,533,720

	Principal Amount	Fair Value
Government National Mortgage Association 2014-164 IO — 0.805% 1/16/2056(a)	$274,365,118	$13,426,633
Government National Mortgage Association 2015-47 IO — 0.828% 10/16/2056(a)	174,552,270	9,992,437
Government National Mortgage Association 2014-135 IO — 0.833% 1/16/2056(a)	312,077,710	16,117,784
Government National Mortgage Association 2014-175 IO — 0.834% 4/16/2056(a)	226,193,486	12,273,847
Government National Mortgage Association 2015-19 IO — 0.843% 1/16/2057(a)	92,297,662	5,253,740
Government National Mortgage Association 2008-45 IO — 0.849% 2/16/2048(a)	2,630,439	7,227
Government National Mortgage Association 2015-101 IO — 0.878% 3/16/2052(a)	174,948,915	9,687,394
Government National Mortgage Association 2008-92 IO — 0.892% 10/16/2048(a)	16,613,366	215,563
Government National Mortgage Association 2014-187 IO — 0.896% 5/16/2056(a)	212,356,057	12,300,236
Government National Mortgage Association 2006-55 IO — 0.913% 8/16/2046(a)	8,487,457	22,806
Government National Mortgage Association 2015-169 IO — 0.928% 7/16/2057(a)	227,232,551	15,105,602
Government National Mortgage Association 2015-114 IO — 0.941% 3/15/2057(a)	162,795,642	9,678,413
Government National Mortgage Association 2015-150 IO — 0.941% 9/16/2057(a)	229,753,529	15,663,998
Government National Mortgage Association 2015-128 IO — 0.944% 12/16/2056(a)	206,050,703	12,221,176
Government National Mortgage Association 2015-160 IO — 0.945% 1/16/2056(a)	257,964,966	16,212,427
Government National Mortgage Association 2015-108 IO — 0.95% 10/16/2056(a)	36,495,975	2,212,346
Government National Mortgage Association 2012-53 IO — 0.954% 3/16/2047(a)	60,539,614	2,473,310
Government National Mortgage Association 2008-48 IO — 0.968% 4/16/2048(a)	8,893,209	131,110
Government National Mortgage Association 2016-65 IO — 1.006% 1/16/2058(a)	244,741,098	18,588,821
Government National Mortgage Association 2016-106 IO — 1.032% 9/16/2058(a)	242,728,158	19,101,954
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(a)	139,157,163	11,002,739
Government National Mortgage Association 2004-108 IO — 1.937% 12/16/2044(a)	415,504	4,604
Government National Mortgage Association 2006-30 IO — 2.298% 5/16/2046(a)	1,034,538	11,824
		$266,342,868
NON-AGENCY — 4.1%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036(b)	$14,252,364	$14,207,614
Aventura Mall Trust M 2013-AVM A — 3.867% 12/5/2032(a)(b)	37,676,000	38,332,489
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(a)	5,080,176	5,095,305
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.395% 3/15/2049(a)	131,438	131,909
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.183% 10/15/2031(a)(b)	12,720,000	12,706,756
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.183% 10/15/2031(a)(b)	8,240,000	8,178,324
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 8.073% 11/15/2033(a)(b)	34,144,000	34,503,844
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(b)	44,683,605	46,102,680
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(b)	7,277,000	7,512,696
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 3.784% 11/24/2031(a)(b)	16,735,000	16,905,915
OBP Depositor LLC Trust P 2010-OBP A — 4.646% 7/15/2045(b)	4,000,000	4,111,113
Rialto Real Estate Fund LP 2015-LT7 B — 5.071% 12/25/2032(b)	2,481,048	2,481,048
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	7,857,000	7,823,305
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	30,472,000	30,805,004
		$228,898,002
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $550,326,556)		$495,802,761

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 18.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.0%
Federal Home Loan Mortgage Corporation 4170 QE — 2.00% 5/15/2032	$2,101,604	$2,052,822

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation 3979 HD — 2.50% 12/15/2026	$3,515,208	$3,476,260
Federal Home Loan Mortgage Corporation 4304 DA — 2.50% 1/15/2027	1,264,539	1,249,524
Federal Home Loan Mortgage Corporation 4010 DE — 2.50% 2/15/2027	4,147,918	4,104,306
Federal Home Loan Mortgage Corporation 3914 MA — 3.00% 6/15/2026	2,552,902	2,554,379
Federal Home Loan Mortgage Corporation 4297 CA — 3.00% 12/15/2030	4,525,097	4,520,242
Federal Home Loan Mortgage Corporation 4664 TA — 3.00% 9/15/2037	6,857,610	6,849,432
Federal Home Loan Mortgage Corporation 4504 DN — 3.00% 10/15/2040	14,788,685	14,747,320
Federal Home Loan Mortgage Corporation 3862 MB — 3.50% 5/15/2026	18,776,000	19,056,022
Federal Home Loan Mortgage Corporation 2809 UC — 4.00% 6/15/2019	20,868	20,926
Federal Home Loan Mortgage Corporation 2990 TD — 4.00% 5/15/2035	4,599	4,610
Federal Home Loan Mortgage Corporation 2645 BY — 4.50% 7/15/2018	411	410
Federal Home Loan Mortgage Corporation 2649 AN — 4.50% 7/15/2018	10,886	10,884
Federal Home Loan Mortgage Corporation 2656 PE — 4.50% 7/15/2018	701	701
Federal Home Loan Mortgage Corporation 3828 VE — 4.50% 1/15/2024	1,126,516	1,171,616
Federal Home Loan Mortgage Corporation 4395 NT — 4.50% 7/15/2026	11,057,959	11,429,461
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	1,933,823	1,842,975
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	20,696,992	20,123,280
Federal National Mortgage Association 2014-21 ED — 2.25% 4/25/2029	964,620	950,035
Federal National Mortgage Association 2013-135 KM — 2.50% 3/25/2028	1,971,122	1,947,690
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	11,228,510	11,111,202
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	2,262,044	2,251,761
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	29,315,657	29,102,388
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	25,448,874	25,313,194
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043	44,743,116	44,347,883
Federal National Mortgage Association 2017-15 DA — 3.00% 12/25/2044	20,632,064	20,443,863
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	13,625,000	13,706,097
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	13,526,000	13,723,789
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	20,612,837	20,704,832
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	21,253,203	21,347,606
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	28,929,959	29,058,958
Federal National Mortgage Association 2003-128 NG — 4.00% 1/25/2019	5,029	5,027
Federal National Mortgage Association 2004-7 JK — 4.00% 2/25/2019	40,192	40,181
Federal National Mortgage Association 2008-18 MD — 4.00% 3/25/2019	19,613	19,634
Federal National Mortgage Association 2004-76 CL — 4.00% 10/25/2019	13,045	13,050
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	10,656	10,695
Federal National Mortgage Association 2011-113 NE — 4.00% 3/25/2040	491,572	492,659
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	169,029	169,705
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	41,202	41,209
Federal National Mortgage Association 2008-18 NB — 4.50% 5/25/2020	12,364	12,386
Federal National Mortgage Association 2011-7 PA — 4.50% 10/25/2039	12,280	12,305
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	1,703,866	1,728,459
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	1,154,626	1,154,054
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	2,156,223	2,219,931
Federal National Mortgage Association 2011-19 WB — 5.50% 10/25/2018	71,980	71,973
Federal National Mortgage Association — 5.50% 5/25/2040	2,365,027	2,510,624
		$335,726,360
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.705% — 3.716% 3/1/2036(a)	$735,826	$765,640

AGENCY POOL FIXED RATE — 5.2%
Federal Home Loan Mortgage Corporation J24941 — 2.00% 8/1/2023	$2,800,786	$2,744,039
Federal Home Loan Mortgage Corporation J16678 — 3.00% 9/1/2026	5,953,527	5,961,888

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation G16406 — 3.00% 1/1/2028	$25,196,537	$25,208,299
Federal Home Loan Mortgage Corporation G16473 — 3.50% 1/1/2028	41,288,199	41,898,930
Federal Home Loan Mortgage Corporation G15139 — 4.50% 6/1/2019	64,170	64,551
Federal Home Loan Mortgage Corporation P60959 — 4.50% 9/1/2020	104,040	104,209
Federal Home Loan Mortgage Corporation G14030 — 4.50% 12/1/2020	126,462	128,109
Federal Home Loan Mortgage Corporation G15169 — 4.50% 9/1/2026	2,438,987	2,487,997
Federal Home Loan Mortgage Corporation G15272 — 4.50% 9/1/2026	2,051,036	2,081,441
Federal Home Loan Mortgage Corporation G15875 — 4.50% 9/1/2026	3,539,541	3,625,928
Federal Home Loan Mortgage Corporation G18056 — 5.00% 6/1/2020	190,386	193,462
Federal Home Loan Mortgage Corporation G13812 — 5.00% 12/1/2020	433,458	438,738
Federal Home Loan Mortgage Corporation G15036 — 5.00% 6/1/2024	1,773,129	1,804,757
Federal Home Loan Mortgage Corporation G13667 — 5.00% 8/1/2024	131,143	134,709
Federal Home Loan Mortgage Corporation G15435 — 5.00% 11/1/2024	4,317,647	4,382,562
Federal Home Loan Mortgage Corporation G15173 — 5.00% 6/1/2026	1,421,517	1,446,857
Federal Home Loan Mortgage Corporation G15407 — 5.00% 6/1/2026	3,225,601	3,338,486
Federal Home Loan Mortgage Corporation G15874 — 5.00% 6/1/2026	1,232,494	1,251,578
Federal Home Loan Mortgage Corporation G14187 — 5.50% 12/1/2020	936,896	948,253
Federal Home Loan Mortgage Corporation J01270 — 5.50% 2/1/2021	41,843	42,935
Federal Home Loan Mortgage Corporation G14035 — 5.50% 12/1/2021	146,802	150,388
Federal Home Loan Mortgage Corporation G15230 — 5.50% 12/1/2024	3,270,705	3,356,935
Federal Home Loan Mortgage Corporation G15458 — 5.50% 12/1/2024	616,593	637,968
Federal Home Loan Mortgage Corporation G14460 — 6.00% 1/1/2024	256,260	266,181
Federal Home Loan Mortgage Corporation G12139 — 6.50% 9/1/2019	9	9
Federal Home Loan Mortgage Corporation P50543 — 6.50% 4/1/2037	69,642	71,534
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	522,596	513,737
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	298,150	292,456
Federal National Mortgage Association MA1502 — 2.50% 7/1/2023	26,284,907	26,052,838
Federal National Mortgage Association AR6882 — 2.50% 2/1/2028	4,260,399	4,190,296
Federal National Mortgage Association MA2726 — 3.00% 8/1/2026	4,296,019	4,311,281
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	2,003,203	2,007,816
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	1,011,412	1,013,741
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	29,161,071	29,173,363
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	1,855,891	1,860,165
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	2,041,671	2,046,373
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	2,148,132	2,153,078
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	1,802,291	1,806,441
Federal National Mortgage Association AB1940 — 3.50% 12/1/2025	2,322,820	2,359,712
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	35,864,521	36,414,640
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	8,119,851	8,249,475
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	9,621,227	9,774,818
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	9,189,793	9,336,497
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	19,630,165	19,943,537
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	903,590	927,008
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	992,595	1,018,319
Federal National Mortgage Association 254906 — 4.50% 10/1/2018	12,681	12,684
Federal National Mortgage Association 255547 — 4.50% 1/1/2020	24,772	24,987
Federal National Mortgage Association MA0323 — 4.50% 2/1/2020	85,171	85,907
Federal National Mortgage Association MA0358 — 4.50% 3/1/2020	50,824	51,300
Federal National Mortgage Association MA0419 — 4.50% 5/1/2020	94,088	95,069
Federal National Mortgage Association AL6725 — 4.50% 9/1/2020	728,551	732,362
Federal National Mortgage Association 735920 — 4.50% 10/1/2020	26,123	26,423
Federal National Mortgage Association 995158 — 4.50% 12/1/2020	51,250	51,923

	Principal Amount	Fair Value
Federal National Mortgage Association 889531 — 4.50% 5/1/2022	$17,643	$17,856
Federal National Mortgage Association AL6212 — 4.50% 1/1/2027	1,813,518	1,827,426
Federal National Mortgage Association AE0126 — 5.00% 6/1/2020	1,491,048	1,516,369
Federal National Mortgage Association 310097 — 5.00% 10/1/2020	11,013	11,108
Federal National Mortgage Association AE0792 — 5.00% 12/1/2020	445,663	453,231
Federal National Mortgage Association AE0314 — 5.00% 8/1/2021	1,846,136	1,864,707
Federal National Mortgage Association AD0285 — 5.00% 9/1/2022	356,217	363,282
Federal National Mortgage Association AE0812 — 5.00% 7/1/2025	562,341	570,080
Federal National Mortgage Association AL5764 — 5.00% 9/1/2025	1,880,674	1,907,261
Federal National Mortgage Association AL6798 — 5.00% 9/1/2025	1,649,014	1,670,198
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	2,986,381	3,055,645
Federal National Mortgage Association 745500 — 5.50% 12/1/2018	1,614	1,615
Federal National Mortgage Association 745119 — 5.50% 12/1/2019	633,020	639,203
Federal National Mortgage Association 995284 — 5.50% 3/1/2020	410	411
Federal National Mortgage Association 745190 — 5.50% 6/1/2020	320	322
Federal National Mortgage Association 889318 — 5.50% 7/1/2020	300,775	303,346
Federal National Mortgage Association 745749 — 5.50% 3/1/2021	101,820	104,102
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	285,977	290,853
Federal National Mortgage Association AE0237 — 5.50% 11/1/2023	296,286	299,597
Federal National Mortgage Association AL5812 — 5.50% 5/1/2025	1,343,880	1,365,275
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	123,175	128,228
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	885,094	915,454
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	1,025,726	1,054,030
Federal National Mortgage Association 735439 — 6.00% 9/1/2019	21,444	21,699
Federal National Mortgage Association 745238 — 6.00% 12/1/2020	114,152	115,951
Federal National Mortgage Association 745832 — 6.00% 4/1/2021	1,085,579	1,110,090
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	564,232	577,142
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	59,782	62,161
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	559,870	577,270
Federal National Mortgage Association 890403 — 6.00% 5/1/2023	259,237	264,645
Government National Mortgage Association 782281 — 6.00% 3/15/2023	937,771	979,284
		$289,364,830
AGENCY STRIPPED — 0.1%
Federal Home Loan Mortgage Corporation 217 PO — 0.00% 1/1/2032(c)	$197,922	$173,083
Federal Home Loan Mortgage Corporation 3763 NI — 3.50% 5/15/2025	1,460,155	88,314
Federal Home Loan Mortgage Corporation 3917 AI — 4.50% 7/15/2026	11,650,196	976,968
Federal Home Loan Mortgage Corporation 217 IO — 6.50% 1/1/2032	190,578	45,531
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	140,971	4,115
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	547,593	102,890
		$1,390,901
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.4%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(a)(b)	$31,940,571	$31,344,780
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(a)(b)	50,443,113	52,102,999
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	28,065	28,252
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(a)(b)	9,988,547	10,125,273
Finance of America Structured Securities Trust 2017-HB1 A — 2.321% 11/25/2027(a)(b)	11,026,062	11,006,700
Finance of America Structured Securities Trust 2017-HB1 M1 — 2.84% 11/25/2027(a)(b)(d)	15,065,000	14,931,524
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(a)(b)(d)	49,818,000	49,607,270
Nationstar HECM Loan Trust 2017-2A A1 — 2.038% 9/25/2027(a)(b)	7,473,266	7,444,076

	Principal Amount	Fair Value
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(a)(b)	$12,414,000	$12,270,469
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(a)(b)	5,077,050	5,155,700
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.00% 7/31/2038(a)(b)(d)(e)	44,291	22,159
Stanwich Mortgage Loan Trust Series 2010-1 A — 0.00% 9/30/2047(a)(b)(d)(e)	10,734	5,429
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.00% 8/15/2050(a)(b)(d)(e)	164,438	86,730
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(a)(b)(d)(e)	335,690	179,663
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.101% 8/31/2049(a)(b)(d)(e)	140,384	70,894
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.47% 2/28/2057(a)(b)(d)(e)	303,117	152,832
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045(b)(f)	2,985,677	2,985,674
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(a)(b)	18,590,652	18,172,109
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(a)(b)	17,471,925	17,340,232
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(a)(b)	36,779,884	36,214,757
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(a)(b)	51,926,268	51,785,963
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060(a)(b)	28,063,045	27,912,768
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(a)(b)	29,191,156	29,193,473
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(a)(b)	20,495,170	20,574,790
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045(b)(f)	6,667,554	6,673,135
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045(b)(f)	6,990,622	6,994,341
		$362,774,722

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,050,763,818)		$1,039,629,723

ASSET-BACKED SECURITIES — 52.6%
AUTO — 15.7%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$3,743,000	$3,669,946
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	6,937,219
American Credit Acceptance Receivables Trust 2017-4 B — 2.61% 5/10/2021(b)	8,389,000	8,355,247
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	15,618,000	15,386,597
AmeriCredit Automobile Receivables Trust 2015-4 B — 2.11% 1/8/2021	28,000,000	27,923,101
AmeriCredit Automobile Receivables Trust 2015-1 C — 2.51% 1/8/2021	1,727,000	1,725,488
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	7,547,000	7,452,532
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	18,527,000	18,385,722
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	9,547,000	9,420,662
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	4,211,000	4,201,556
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	8,680,000	8,549,643
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	18,879,000	18,707,095
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	22,185,000	22,172,783
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(b)	50,778,000	50,224,682
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(b)	17,185,000	16,987,149
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(b)	20,626,000	20,363,179
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(b)	22,937,000	22,856,810
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(b)	36,312,000	35,754,015
Credit Acceptance Auto Loan Trust 2015-2A C — 3.76% 2/15/2024(b)	550,000	551,634
DT Auto Owner Trust 2017-4A B — 2.44% 1/15/2021(b)	10,627,000	10,567,796
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022(b)	18,717,000	18,620,392
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(b)	9,173,000	9,118,876
Exeter Automobile Receivables Trust 2018-1A B — 2.75% 4/15/2022(b)	10,910,000	10,813,631
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(b)	8,763,000	8,757,821
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021(b)	5,514,000	5,473,626
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(b)	4,126,000	4,083,777
First Investors Auto Owner Trust 2015-2A B — 2.75% 9/15/2021(b)	4,443,000	4,431,562

	Principal Amount	Fair Value
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(b)	$8,149,000	$7,995,450
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	7,768,000	7,722,411
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	22,240,000	21,993,189
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	6,027,000	5,975,611
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	15,683,000	15,555,888
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	21,903,000	21,718,969
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	3,750,000	3,716,567
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	37,474,000	37,261,759
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021(b)	13,264,000	13,151,586
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(b)	10,294,000	10,161,507
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(b)	23,522,000	23,426,872
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	27,022,000	26,940,523
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	6,293,000	6,232,172
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	21,315,000	21,138,365
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	11,287,000	11,150,293
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	27,017,000	26,877,630
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(b)	25,223,000	25,026,268
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(b)	12,040,000	11,885,624
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(b)	30,628,000	30,063,057
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(b)	12,327,000	12,178,527
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	30,359,000	30,035,091
Santander Drive Auto Receivables Trust 2014-2 C — 2.33% 11/15/2019	15,221	15,220
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	7,621,000	7,567,209
Santander Drive Auto Receivables Trust 2018-1 B — 2.63% 7/15/2022	18,461,000	18,325,242
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	4,882,000	4,862,686
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	12,325,000	12,264,494
Westlake Automobile Receivables Trust 2016-3A C — 2.46% 1/18/2022(b)	19,575,000	19,494,649
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(b)	11,439,000	11,392,390
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(b)	12,377,000	12,270,674
Westlake Automobile Receivables Trust 2015-3A C — 3.05% 5/17/2021(b)	100,769	100,808
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	31,343,000	31,001,703
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	5,473,000	5,425,494
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	10,102,000	10,004,209
		$874,424,678
COLLATERALIZED LOAN OBLIGATION — 12.8%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(b)	$8,136,000	$8,060,140
B&M CLO Ltd. 2014-1A A2R, FRN — 3.948% 4/16/2026(a)(b)	12,309,000	12,316,865
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.503% 10/17/2026(a)(b)	34,610,000	34,580,616
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025(b)	8,598,000	8,599,530
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 4.098% 4/15/2027(a)(b)	43,407,000	43,411,731
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 3.798% 10/15/2027(a)(b)	34,672,000	34,675,294
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(b)	13,183,000	13,146,428
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026(b)	15,040,804	14,913,438
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 3.893% 11/15/2029(a)(b)	25,867,000	25,916,690
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 9.593% 11/15/2029(a)(b)	12,722,000	12,424,013
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.831% 12/15/2028(a)	20,895,000	20,940,426
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.90% — 3.255% 10/18/2027(a)(b)	43,913,000	43,900,441

	Principal Amount	Fair Value
Halcyon Loan Advisors Funding 2015-1A AR, FRN — 3.279% 4/20/2027(a)(b)	$50,214,000	$50,214,251
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 3.462% 10/22/2025(a)(b)	18,450,000	18,452,306
Ivy Hill Middle Market Credit Fund VII Ltd. — 1.00% 7/18/2030(d)	25,985,000	25,985,000
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 3.889% 10/20/2029(a)(b)	7,180,000	7,184,660
Jamestown CLO III Ltd. 2013-3A A1BR — 2.753% 1/15/2026(b)	10,239,425	10,237,869
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026(b)	5,750,000	5,748,246
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026(b)	10,199,000	10,192,534
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(b)	10,752,000	10,750,860
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026(b)	6,814,000	6,809,169
Peaks CLO 1, Ltd. 2014-1A C, 3M USD LIBOR + 3.500% — 5.848% 6/15/2026(a)(b)	12,077,000	12,083,220
Peaks CLO, 1 Ltd. 2014-1A A, 3M USD LIBOR + 1.750% — 4.098% 6/15/2026(a)(b)	31,573,000	31,576,978
Saranac CLO III Ltd. 2014-3A ALR, FRN — 3.432% 6/22/2030(a)(b)(d)	26,117,000	26,084,354
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025(d)	34,234,000	34,234,000
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.513% 5/15/2026(a)(b)	24,974,259	24,979,953
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(b)	15,800,000	15,799,384
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 3.653% 7/17/2026(a)(b)	17,519,000	17,636,009
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 4.353% 7/17/2026(a)(b)	20,644,000	20,646,704
Telos CLO Ltd. 2014-5A A1R, FRN — 3.303% 4/17/2028(a)(b)	31,772,000	31,734,414
Wellfleet CLO Ltd. 2016-1A AR, FRN — 3.269% 4/20/2028(a)(b)	26,029,000	25,823,267
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(b)	8,977,000	8,875,443
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025(b)	23,556,668	23,458,060
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(b)	12,780,000	12,773,444
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(b)	6,979,000	6,977,772
		$711,143,509
CREDIT CARD — 4.5%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$39,998,000	$39,310,839
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	51,561,000	51,021,280
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	38,371,000	37,857,803
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	48,839,000	48,112,217
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	42,672,000	42,425,305
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(b)	31,898,000	31,562,353
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	3,847,000	3,799,840
		$254,089,637
EQUIPMENT — 12.2%
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(b)	$13,874,000	$13,762,651
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(b)	11,128,000	10,932,033
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(b)	6,084,000	6,031,563
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(b)	48,498,000	47,822,942
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(b)	22,566,000	22,300,093
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(b)	14,750,000	14,675,070
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028(b)	14,852,449	14,792,289
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(b)	28,096,000	27,725,459
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(b)	8,340,750	8,434,169
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(b)	6,888,000	6,811,099
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022(b)	9,086,802	9,050,099
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023(b)	13,388,121	13,290,448
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(b)	17,565,000	17,393,862
Enterprise Fleet Financing LLC 2017-2 A3 — 2.22% 1/20/2023(b)	23,511,000	23,061,872
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(b)	9,453,000	9,378,874

	Principal Amount	Fair Value
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(b)	$6,562,000	$6,469,348
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(b)	8,531,000	8,439,560
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(b)	2,609,000	2,576,021
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030(b)	11,515,013	11,472,255
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(b)	19,324,736	19,167,147
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.23% 5/10/2032(b)	16,932,000	16,947,703
John Deere Owner Trust 2018 2018-A A4 — 2.91% 1/15/2025	24,403,000	24,282,269
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(b)	41,604,000	41,593,466
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(b)	19,410,000	19,026,905
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(b)	22,933,000	22,653,967
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(b)	20,252,000	20,037,552
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(b)	12,191,000	12,146,120
Prop Series 2017-1A — 5.30% 3/15/2042(d)	35,349,490	34,990,343
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021(b)	8,830,000	8,739,228
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021(b)	26,369,000	26,003,109
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(b)	20,678,000	20,327,514
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(b)	24,047,000	23,570,915
Verizon Owner Trust 2017-3A B — 2.38% 4/20/2022(b)	19,491,000	19,136,930
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(b)	33,682,000	33,160,939
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(b)	19,924,000	19,836,821
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(b)	5,916,000	5,819,911
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(b)	40,054,000	39,720,246
		$681,580,792
OTHER — 7.4%
Conn Funding II LP 2017-B B — 4.52% 11/15/2020(b)	$7,765,000	$7,823,242
InSite Issuer LLC — 8.595% 8/15/2043(b)(d)	12,001,000	12,825,389
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050(b)	50,294,000	50,245,547
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049(b)	50,834,000	50,360,095
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(b)	46,789,000	46,451,015
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(b)(d)	33,355,892	33,355,892
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(b)(d)	16,199,140	16,052,343
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(b)(d)	18,255,446	18,094,980
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 3.53% 12/1/2031(d)	4,300,000	4,273,125
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(b)	16,752,000	16,451,863
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(b)	7,798,000	7,661,720
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(b)	27,538,000	27,312,431
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(b)	7,809,000	7,730,011
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(b)	34,868,000	34,793,065
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(b)	17,375,000	17,286,878
PFS Financing Corp. 2016-BA A — 1.87% 10/15/2021(b)	3,481,000	3,431,173
PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022(b)	22,038,000	21,589,703
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022(b)	7,305,000	7,176,648
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(b)(d)	10,932,000	10,851,412
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043(b)	3,768,000	3,745,430
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(b)(d)	15,000,000	15,523,222
		$413,035,184
TOTAL ASSET-BACKED SECURITIES (Cost $2,952,606,730)		$2,934,273,800

	Principal Amount	Fair Value
CORPORATE BONDS & NOTES — 3.8%
BASIC MATERIALS — 1.0%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.00% 12/31/2022	$59,961,851	$56,064,331

COMMUNICATIONS — 0.5%
Cisco Systems, Inc. — 2.45% 6/15/2020	$26,664,000	$26,505,616

CONSUMER, CYCLICAL — 0.1%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,510	$2,744
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(d)	14,816,524	2,629,933
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	4,685,438	4,781,958
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019(d)	3,790,184	701,184
		$8,115,819
CONSUMER, NON-CYCLICAL — 0.4%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$22,044,000	$21,851,115

ENERGY — 0.8%
PHI, Inc. — 5.25% 3/15/2019	$46,715,000	$45,663,913

FINANCIAL — 0.3%
Berkshire Hathaway Finance Corporation, 3M USD LIBOR + 0.260% — 2.603% 8/15/2019(a)	$12,753,000	$12,801,488
N671US Trust — 7.50% 9/15/2020(b)(d)	5,615,221	5,629,259
		$18,430,747
INDUSTRIAL — 0.2%
Air 2 US — 8.027% 10/1/2020(b)	$1,230,726	$1,243,802
Air 2 US — 10.127% 10/1/2020(b)(d)	39,258,228	7,459,063
		$8,702,865
TECHNOLOGY — 0.5%
Apple, Inc. — 1.90% 2/7/2020	$29,017,000	$28,640,269
Oracle Corporation — 3.875% 7/15/2020	839,000	854,981
		$29,495,250

TOTAL CORPORATE BONDS & NOTES (Cost $232,587,039)		$214,829,656

CORPORATE BANK DEBT — 2.9%
ABG Intermediate Holdings 2 LLC 3M USD LIBOR + 7.750 — 9.844% 9/29/2025(a)(g)	$11,849,919	$11,842,572
ABG Intermediate Holdings 2 LLC 2L DDTL — 3.875% 9/29/2025 (a)(d)(e)(g)	619,000	(384)
Accruent 1L DDTL — 0.750% 12/14/2019 (a)(d)(e)(g)	2,924,563	(14,213)
ACCTL2, 3M USD LIBOR + 4.750% — 7.100% 7/28/2023(a)(d)(g)	24,885,997	24,765,051
Boart Longyear Management Pty Ltd TL, 10.00% Cash or 11.00% PIK — 11.00% 10/23/2020(a)(g)	4,367,047	4,277,260
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.569% 6/23/2023(a)(g)	20,763,581	19,725,402

	Principal Amount	Fair Value
Logix Holding Co. LLC TL 1L 1M USD LIBOR + 5.750 — 7.841% 7/17/2024(a)(g)	$11,180,185	$11,236,086
MB2LTL, 6M USD LIBOR + 9.250% — 11.750% 11/30/2023(a)(d)(g)	6,816,000	6,722,280
OTGDDTL — 1.000% 8/23/2021(a)(d)(e)(g)	750,083	21,527
OTGTL, 8/23/2021(a)(d)(g)
2M USD LIBOR + 9.000% — 11.061%	9,985,000	10,071,870
3M USD LIBOR + 9.000% — 11.356%	14,837,917	14,967,007
SDTL, 11/22/2021(a)(d)(g)
1M USD LIBOR + 6.000% — 8.094%	6,078,935	6,071,336
6M USD LIBOR + 6.000% — 8.501%	6,883,500	6,874,896
Sears Roebuck Acceptance Corp. TL 3M USD LIBOR 4.500%— 6.501% 1/29/2019(a)(g)	2,757,626	2,747,285
Xplornet Communication, Inc. TL-B 1L 3M USD LIBOR 4.000% — 6.334% 9/9/2021(a)(g)	21,689,592	21,785,243
ZW1L, 3M USD LIBOR + 5.000% — 7.340% 11/16/2022(a)(d)(g)	13,382,879	13,416,336
ZW2L, 3M USD LIBOR + 9.000% — 11.331% 11/16/2023(a)(d)(g)	4,870,000	4,863,913

TOTAL CORPORATE BANK DEBT (Cost $158,415,848)		$159,373,467

U.S. TREASURIES — 13.9%
U.S. Treasury Bills — 1.640% 7/5/2018(c)	$66,905,000	$66,895,553
U.S. Treasury Bills — 1.874% 8/16/2018(c)	111,498,000	111,245,056
U.S. Treasury Bills — 1.929% 9/27/2018(c)	111,740,000	111,230,979
U.S. Treasury Bills — 1.980% 10/25/2018(c)	103,563,000	102,921,241
U.S. Treasury Notes — 0.75% 7/31/2018	111,029,000	110,920,569
U.S. Treasury Notes — 2.00% 11/15/2021	92,239,000	90,272,898
U.S. Treasury Notes — 1.875% 1/31/2022	92,903,000	90,357,699
U.S. Treasury Notes — 2.00% 2/15/2022	92,499,000	90,330,139

TOTAL U.S. TREASURIES (Cost $772,800,887)		$774,174,134

TOTAL BONDS & DEBENTURES — 100.8% (Cost $5,717,500,878)		$5,618,083,541

TOTAL INVESTMENT SECURITIES — 100.8% (Cost $5,718,131,225)		$5,620,018,090

SHORT-TERM INVESTMENTS — 0.2%
State Street Bank Repurchase Agreement — 0.35% 7/2/2018
(Dated 06/29/2018, repurchase price of $5,409,158, collateralized by $5,380,000 principal amount U.S. Treasury Notes - 0.125% 2024, fair value $5,518,982)	$5,409,000	$5,409,000
State Street Bank Repurchase Agreement — 0.35% 7/2/2018
(Dated 06/29/2018, repurchase price of $4,701,137, collateralized by $4,965,000 principal amount U.S. Treasury Notes — 1.750% 2022, fair value $4,798,950)	4,701,000	4,701,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,110,000)		$10,110,000

Fair Value
TOTAL INVESTMENTS — 101.0% (Cost $5,728,241,225)	$5,630,128,090
Other Assets and Liabilities, net — (1.0)%	(56,662,791)
NET ASSETS — 100.0% — NOTE 2	$5,573,465,299

(a)Variable/Floating Rate Security — The rate shown is based on the latest available information as of June 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)Zero coupon bond. Coupon amount represents effective yield to maturity.

(d)Investments categorized as a significant unobservable input (Level 3) (See Note F of the Notes to Financial Statements).

(e)These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 0.01% of total net assets at June 30, 2018.

(f)Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2018.

(g)Restricted securities. These restricted securities constituted 2.86% of total net assets at June 30, 2018, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

See notes to financial statements.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

June 30, 2018

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC 3M USD LIBOR + 7.750 — 9.844% 9/29/2025	9/26/2017, 4/11/2018, 6/21/2018, 6/25/2018	$11,814,066	$11,842,572	0.21%
ABG Intermediate Holdings 2 LLC 2L DDTL — 3.875% 9/29/2025	4/11/2018	—	(384)	0.00%
ACCTL2, 3M USD LIBOR + 4.750% — 7.100% 7/28/2023	9/19/2016, 6/15/2018	24,698,429	24,765,051	0.45%
Accruent 1L DDTL — 0.750% 12/14/2019	6/14/2018	—	(14,213)	0.00%
Boart Longyear Management Pty Ltd TL, 10.00% Cash or 11.00% PIK — 11.00% 10/23/2020	3/29/2018	4,243,791	4,277,260	0.08%
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.234% 6/23/2023	10/4/2017, 10/5/2017, 10/6/2017, 10/11/2017	20,117,277	19,725,402	0.35%
Logix Holding Co. LLC TL 1L 1M USD LIBOR + 5.750 — 7.841% 7/17/2024	8/11/2017	11,075,638	11,236,086	0.20%
MB2LTL, 3M USD LIBOR + 9.250% — 11.750% 11/30/2023	12/2/2016	6,730,855	6,722,280	0.12%
OTGDDTL — 1.00% 8/23/2021	8/26/2016, 1/26/2018	—	21,527	0.00%
OTGTL, 8/23/2021	8/26/2016
2M USD LIBOR + 9.000% — 11.061%		9,854,762	10,071,870	0.18%
3M USD LIBOR + 9.250% — 11.356%		14,644,381	14,967,007	0.27%
SDTL, 11/22/2021	12/22/2016
1M USD LIBOR + 6.000% — 8.094%		5,990,550	6,071,336	0.11%
6M USD LIBOR + 6.000% — 8.501%		6,783,417	6,874,896	0.12%
Sears Roebuck Acceptance Corp. TL 3M USD LIBOR 4.500%— 6.501% 1/29/2019	8/1/2017	2,757,626	2,747,285	0.05%
Xplornet Communication, Inc. TL-B 1L 3M USD LIBOR 4.000% — 6.334% 9/9/2021	9/6/2016	21,614,819	21,785,243	0.39%
ZW1L, 3M USD LIBOR + 5.000% — 7.340% 11/16/2022	11/17/2016	13,280,588	13,416,336	0.24%
ZW2L, 3M USD LIBOR + 9.000% — 11.331% 11/16/2023	11/17/2016	4,809,649	4,863,913	0.09%
TOTAL RESTRICTED SECURITIES		$158,415,848	$159,373,467	2.86%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2018:

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2018

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stock
Industrials	$1,934,549	$—	$—	$1,934,549
Commercial Mortgage-Backed Securities
Agency	—	561,891	—	561,891
Agency Stripped	—	266,342,868	—	266,342,868
Non-Agency	—	228,898,002	—	228,898,002
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	335,726,360	—	335,726,360
Agency Pool Adjustable Rate	—	765,640	—	765,640
Agency Pool Fixed Rate	—	289,364,830	—	289,364,830
Agency Stripped	—	1,390,901	—	1,390,901
Non-Agency Collateralized Mortgage Obligation	—	347,325,491	65,056,501	412,381,992
Asset-Backed Securities
Auto	—	874,424,678	—	874,424,678
Collateralized Loan Obligation	—	624,840,155	86,303,354	711,143,509
Credit Card	—	254,089,637	—	254,089,637
Equipment	—	646,590,449	34,990,343	681,580,792
Other	—	302,058,821	110,976,363	413,035,184
Corporate Bonds & Notes	—	198,410,217	16,419,439	214,829,656
Corporate Bank Debt	—	71,613,848	87,759,619	159,373,467
U.S. Treasuries	—	774,174,134	—	774,174,134
Short-Term Investment	—	10,110,000	—	10,110,000
	$1,934,549	$5,226,687,922	$401,505,619	$5,630,128,090

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

Investments	Beginning Fair Value at September 30, 2017	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In	Gross Transfers (Out)	Ending Fair Value at June 30, 2018	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2018
Commercial Mortgage-Backed Securities Non-Agency	$34,551,474	$(51,309)	—	$(3,386,636)	$—	$(31,113,529)	—	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	26,669,226	(32,864)	$64,903,710	(6,769,027)	—	(19,714,545)	$65,056,500	$(286,797)
Asset-Backed Securities Collateralized Loan Obligation	34,278,504	(51,033)	52,075,883	—	—	—	86,303,354	(59,452)
Asset-Backed Securities Equipment	52,391,833	(766,233)	—	(16,635,257)	—	—	34,990,343	(789,225)
Asset-Backed Securities — Other	146,766,982	(1,136,576)	73,193,696	(11,151,176)	—	(96,696,562)	110,976,364	(310,779)
Corporate Bonds & Notes	26,053,011	(3,668,805)	—	(5,964,767)	—	—	16,419,439	(4,415,000)
Corporate Bank Debt	106,188,498	(232,059)	33,644,100	(51,840,920)	—	—	87,759,619	(247,398)
Total	$426,899,528	$(5,938,879)	$223,817,389	$(95,747,783)	$—	$(147,524,636)	$401,505,619	$(6,108,651)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2. There were transfers of $147,524,636 out of Level 3 into Level 2 during the period ended June 30, 2018.  The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2018:

Financial Assets	Fair Value at June 30, 2018	Valuation Technique(s)	Unobservable Inputs	Price/Range
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$64,538,794	Third-Party Broker Quote (a)	Quotes/Prices	$99.11 - $99.58
	$517,707	Pricing Model (b)	Prices	$44.10 - $58.22 $(52.26)
			Discount	0.00% - 5.59% (3.25%)

Asset-Backed Securities Collateralized Loan Obligation	$86,303,354	Third-Party Broker Quote (a)	Quotes/Prices	$99.88 - $100.00

Asset-Backed Securities Equipment	$34,990,343	Third-Party Broker Quote (a)	Quotes/Prices	$98.98

Other Asset-Backed Securities	$110,976,363	Third-Party Broker Quote (a)	Quotes/Prices	$99.09 - $106.87

Corporate Bonds & Notes	$16,419,439	Third-Party Broker Quote (a)	Quotes/Prices	$17.75 - $100.25

Corporate Bank Debt	$6,930	Pricing Model (c)	Reference prices	$0.06 - $2.87
	$87,752,689	Pricing Vendor	Prices	$98.63 - $100.87

(a)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(b)  The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

(c) The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the security and the price at which the Fund is committed to fund the unfunded commitment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2018 (excluding short-term investments), was $5,718,134,562 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$13,832,060
Gross unrealized depreciation:	(111,948,532)
Net unrealized depreciation:	$(98,116,472)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2018

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: August 29, 2018